Leases - Amounts recognised in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Depreciation expense on right of use assets	$ 241	$ 1,432	$ 1,642
Interest on lease liabilities	48	223	284
Expense relating to short-term leases		74	3
Total	$ 289	$ 1,729	$ 1,929